1.  Name and address of issuer

	Morgan Stanley California Tax-Free Daily Income Trust

2. The name of each series or class of securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-05554

3b.  Securities Act File Number:

	33-21803

4a.  Last day of fiscal year for which this Form is filed:

	December 31, 2011

4b.  []  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):	2,356,409,078

	(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
1,891,561,304



	(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:	202,517,539

	(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:	(2,094,078,843)

	(v)  Net sales -- if item 5(i) is greater than item
5(iv) [subtract item 5(iv) from item 5(i)]:	262,330,235

	(vi)  Redemption credits available for use in future
years - if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:	0.00

	(vii)  Multiplier for determining registration fee
(See Instruction C.9):	   .0001146

	(viii)  Registration fee due [multiply item 5(v) by
 item 5(vii)] (enter "0" if no fee is due):	30,063

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the amount of securities (number of shares or shares or other units) deducted
 here:	.  If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:	.

	If the response to Item 5(i) was determined by deducting
an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as in effect before October
11, 1997, then report the amount of securities (number of shares
or shares or other units) deducted here:	.  If there is a
 number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
 future fiscal years, then state that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	30,063.04

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following persons
on behalf of the issuer and in the capacities and on the dates indicated. By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "March 31, 2012"
*Please print the name and title of the signing officer below the